Contingent liabilities, commitments and guarantees - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2021 GBP (£) classAction	Dec. 31, 2020 GBP (£)
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Number of class actions | classAction	2
Reduction in deferred tax asset	£ (1,005)
Maximum Exposure
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Irrevocable commitments and guarantees	53,163	£ 59,240
Legal proceedings contingent liability
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Increase in current tax liabilities	720
Reduction in deferred tax asset	£ 330